Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 11 – INTANGIBLE ASSETS, NET

Intangible assets, stated at cost less accumulated amortization and impairment, consisted of the following:

	As of December 31,
	2024	2023
Copyrights of course videos	$4,652,811	$4,783,485
Intellectual property rights	4,329,823	4,451,425
Intangible assets, cost	8,982,634	9,234,910
Less:
Accumulated amortization	(3,342,924)	(3,429,798)
Impairment	(5,567,801)	(5,724,172)
Intangible assets, net	$71,909	$80,940

The Company recorded impairment loss on intangible assets of $nil, $3,151,467 and $2,650,020 for the years ended December 31, 2024, 2023 and 2022, respectively.

For the years ended December 31, 2024, 2023 and 2022, amortization expense amounted to $6,918 and $703,932 and $1,312,279, respectively. The following is a schedule of future amortization of intangible asset as of December 31, 2024:

Year ending December 31,	Amount
2025	$3,037
2026	3,037
2027	3,037
2028	3,037
2029 and thereafter	59,761
Total	$71,909